Impairments	12 Months Ended
Dec. 31, 2011
Impairments

Note 10—Impairments

During 2011, 2010 and 2009, we recognized the following before-tax impairment charges:

	Millions of Dollars
	2011	2010	2009
Alaska	$2	6	—
Lower 48 and Latin America	71	19	56
Canada	253	13	296
Europe	(37)	43	104
Asia Pacific and Middle East	—	—	12
Corporate	32	—	1

	$321	81	469

Before-tax impairment charges included in discontinued operations for 2011, 2010 and 2009 were $471 million, $1,699 million and $66 million, respectively.

2011

During 2011, in our discontinued Downstream business, we recorded a $467 million impairment of our refinery and associated pipelines and terminals in Trainer, Pennsylvania. In September 2011, we announced plans to seek a buyer for the refinery and have idled the facility. If unable to sell the refinery, we expect to permanently close the plant by the end of the first quarter of 2012. Additionally, we recorded property impairments of $288 million, primarily in our Lower 48 and Latin America and Canada segments, largely as a result of lower natural gas price assumptions and reduced volume forecasts.

2010

During 2010, in our discontinued Downstream business, we recorded a $1,514 million impairment of our refinery in Wilhelmshaven, Germany, due to canceled plans for a project to upgrade the refinery, as well as a $98 million impairment as a result of our decision to end our participation in a new refinery project in Yanbu Industrial City, Saudi Arabia. We also recorded various property impairments of $81 million, primarily in our Europe and Lower 48 and Latin America segments.

2009

During 2009, we recorded property impairments of $417 million, mostly in our Lower 48 and Latin America, Canada and Europe segments, as a result of lower natural gas price assumptions, reduced volume forecasts, and higher royalty, operating costs and capital expenditure assumptions. Additionally, we recorded a noncash charge of $51 million before- and after-tax related to the full impairment of our exploration and production investments in Ecuador, due to their expropriation. An arbitration hearing on case merits occurred in March 2011, and the arbitration process is ongoing. Property impairments of $66 million in our discontinued Downstream business, primarily associated with planned asset dispositions, were also recorded during 2009.

Fair Value Remeasurements

The following table shows the values of assets, by major category, measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition:

	Millions of Dollars
		Fair Value Measurements Using				Before-Tax Loss Included in Discontinued Operations
	Fair Value*	Level 1 Inputs	Level 3 Inputs	Before-Tax Loss
Year ended December 31, 2011
Net PP&E (held for use)	$162		162	265		1
Equity method investments	274	—	274	399		4
Cost method investments	2	2	—	8		—

Year ended December 31, 2010
Net PP&E (held for use)	$307	—	307	1,604	**	1,508
Net PP&E (held for sale)	23	5	18	43		43
Equity method investments	735	—	735	645		—

*	Represents the fair value at the time of the impairment.
**	Includes a $55 million leasehold impairment charged to exploration expenses.

2011

During 2011, net PP&E held for use with a carrying amount of $427 million was written down to a fair value of $162 million, resulting in a before-tax loss of $265 million. The fair values were determined by the use of internal discounted cash flow models using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants and cash flow multiples for similar assets and alternative use.

Also during 2011, certain equity method investments were determined to have fair values below their carrying amount, and the impairments were considered to be other than temporary. This primarily included an investment associated with our Other International segment with a book value of $651 million, which was written down to its fair value of $256 million, resulting in a charge of $395 million before-tax. This was included in the “Equity in earnings of affiliates” line of our consolidated income statement. The fair value was determined by the application of an internal discounted cash flow model using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants. In addition, the fair value was determined by the comparison of market data for certain similar undeveloped properties.

2010

During 2010, in our discontinued Downstream business, net PP&E held for use with a carrying amount of $1,911 million was written down to a fair value of $307 million, resulting in a before-tax loss of $1,604 million. The fair values were determined by the use of internal discounted cash flow models using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants and cash flow multiples for similar assets and alternative use.

Also during 2010, net PP&E held for sale with a carrying amount of $64 million was written down to a fair value of $23 million less cost to sell of $2 million for a net $21 million, resulting in a before-tax loss of $43 million. The fair values were primarily determined by binding negotiated selling prices with third parties, with some adjusted for the fair value of certain liabilities retained.

In addition, an equity method investment associated with our Other International segment was determined to have a fair value below carrying amount, and the impairment was considered to be other than temporary. This investment with a book value of $1,380 million was written down to its fair value of $735 million, resulting in a charge of $645 million before-tax, which was included in the “Equity in earnings of affiliates” line of our consolidated income statement. The fair value was determined by the application of an internal discounted cash flow model using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants. In addition, the equity investment fair value was determined by the comparison of market data for certain similar undeveloped properties.